Share-Based Compensation (Changyou 2008 Share Incentive Plan after Initial Public Offering, Share-based Compensation to Senior Management and Changyou Employees, Narrative ) (Details) (Changyou's 2008 Share Incentive Plan after Initial Public Offering [Member], Class A restricted share units [Member], USD $)
	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013 Executive officers other than CEO and certain employees [Member]	Dec. 31, 2012 Executive officers other than CEO and certain employees [Member]	Dec. 31, 2011 Executive officers other than CEO and certain employees [Member]	Apr. 21, 2009 Executive officers other than CEO [Member]	Dec. 31, 2013 Certain key employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	78,000			1,200,000
Vesting period commencing on grant date				4 years	4 years
Accumulated restricted share units granted					367,552
Share-based compensation expense	$ 1,400,000	$ 2,800,000	$ 3,500,000
Unrecognized compensation expenses	1,200,000
Weighted average period over which unrecognized compensation expected to be recognized	1 year 22 days
Fair value of restricted stock units, vested	$ 5,300,000	$ 4,600,000	$ 6,100,000